Securities - Pre-Tax Net Securities Gains (Losses) by Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	$ 83	$ 91	$ 141
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	45	25	60
Non-agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	7	17	(1)
Commercial MBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	5	1	16
State and political subdivisions
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	4	13	13
European floating rate notes
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	2	1	8
Other securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	$ 20	$ 34	$ 45